Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

5.	Share-Based Compensation

On November 27, 2018, the Board of Directors of the Company approved the 2018 Share Plan (the “Plan”) for the purpose of providing incentives and rewards to employees and executives. As of December 31, 2019, the Company had options outstanding to purchase an aggregate of 39,512,055 shares.

As of June 30, 2021, the Company had options outstanding to purchase an aggregate of 31,414,057 shares as 33,343 shares were forfeited.

The Company recognized share-based compensation expense for the years ended December 31, 2020 and June 30, 2021 as follows:

	For the years ended December 31,	As of June 30,
	2020	2021
	RMB	RMB Unaudited	US$
Sales and marketing expenses	14,856	2,851	442
General and administrative expenses	120,699	10,890	1,687
Research and development expenses	4,246	864	134
Total	139,801	14,605	2,262